Principal Exchange-Traded Funds

Supplement dated January 30, 2017
to the Statement of Additional Information dated September 20, 2016
(as supplemented on October 28, 2016 and December 16, 2016)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

APPENDIX C - FOREIGN MARKET HOLIDAYS
Delete the current Appendix C and replace with the following:

APPENDIX C – FOREIGN MARKET HOLIDAYS
The foreign market holidays applicable to the Funds:

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Albania Albania	B	2		14,22	17	1	25**,26**			1**	19	28,29	8,25	SS
	E													SS
Argentina Argentina	B													SS
	E													SS
Australia Australia	B	2,26		6^,13^	14,17,18^,25	1^	5^,12^		7^,8^	25^,29^	2^	7^	25,26^	SS
	E	2,26			14,17,25		12						25,26^	SS
AustriaT Austria	B	6			14^,17	1,25	5,15		15		26	1	8,25,26	SS
	E	6			14,17	1,25	5,15		15		26	1	8,25,26	SS
Bahrain Bahrain	B	1				1	25**-27**			1**-3**,21**, 29**,30**		30**	17	FS
	E	1				1	25**-27**			1**-3**,21**, 29**,30**		30**	17	FS
Bangladesh Bangladesh	B		21	26		1,10**,12**	23**,25**-27**		14,15	1**-3**	1**		1**,25,31	FS
	E		21	26		1,10**,12**	23**,25**-27**		14,15	1**-3**	1**		1**,25,31	FS
BelgiumT	B				14,17	1							25,26	SS
Belgium	E				14,17	1							25,26	SS
Benin^ Benin^	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Bermuda Bermuda	B													SS
	E	2			14	24	19		3,4	4		13	25,26	SS
Bosnia and Herzegovina, Fed. of	B	2,6				1,2								SS
Bosnia and Herzegovina, Fed. of	E	2,6		1	17	1,2	26			1				SS
Botswana Botswana	B	2,3			14,17	1,25		17,18			2		25,26	SS
	E	2,3			14,17	1,25		17,18			2		25,26	SS
Brazil Brazil	B													SS
	E	25^	27,28		14,21	1	15			7	12	2,15,20^	25,29	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
BulgariaT Bulgaria	B	2		3	14,17	1,24				6,22			25,26	SS
	E	2		3	14,17	1,24				6,22			25,26	SS
Burkina Faso^ Burkina Faso^	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Canada Canada	B	2,3^	13^,20^		14	22	26^	3	7^	4	9	13	25,26	SS
	E	2	20		14	22		3	7	4	9		25,26	SS
Chile Chile	B	2			14	1	26		15	18,19	9,27	1	8,25	SS
	E	2			14	1	26		15	18,19	9,27	1	8,25	SS
China China	B	2,27,30,31	1,2		3,4	1,29,30					2-6			SS
	E	2,27,30,31	1,2		3,4	1,29,30					2-6			SS
Clearstream													25	SS
Colombia Colombia	B	9		20	13,14	1,29	19,26	3,20	7,21		16	6,13	8,25	SS
	E	9		20	13,14	1,29	19,26	3,20	7,21		16	6,13	8,25	SS
Costa Rica Costa Rica	B				11,13,14	1		25	2,15	15	16		25	SS
	E				11,13,14	1		25	2,15	15	16		25	SS
Croatia Croatia	B	6			14*,17	1	15,22		15			1	25,26	SS
	E	6			14,17	1	15,22		15			1	25,26	SS
CyprusT Cyprus	B	6	27		14,17,18	1	5		15				25,26	SS
	E	6	27		14,17,18	1	5		15				25,26	SS
Czech Republic Czech Republic	B				14,17	1,8		5,6		28		17	25,26	SS
	E				14,17	1,8		5,6		28		17	25,26	SS
DenmarkT Denmark	B				13,14,17	12,25,26	5						25,26	SS
	E				13,14,17	12,25,26	5						25,26	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Egypt	B	1,25			16,17,25	1	25**,26**	23	31**	1**,2**,21**		30**		FS
Egypt	E	1,25			16,17,25	1	25**,26**	23	31**	1**,2**,21**		30**		FS
EstoniaT	B		23*,24		14	1	22*,23						25,26	SS
Estonia	E		24		14,17	1,25	23						25,26	SS
Euroclear													25	SS
FinlandT	B	6			13*,14,17	1,25							6,25,26	SS
Finland	E	6			14,17	1,25							6,25,26	SS
FranceT	B				14,17	1							25,26	SS
France	E				14,17	1							25,26	SS
Georgia, Republic of	B	2,19		3,8	14,17	9,12,26			28			23		SS
Georgia, Republic of	E	2,19		3,8	14,17	9,12,26			28			23		SS
GermanyT Germany	B				14,17	1							25,26	SS
	E				14,17	1	5				3/31		25,26	SS
Ghana	B	2		6	14,17	1,25	26**	7**		13**,21			25,26	SS
Ghana	E	2		6	14,17	1,25	26**	7**		13**,21			25,26	SS
GreeceT Greece	B	6	27		14,17	1	5		15				25,26	SS
	E	6	27		14,17	1	5		15				25,26	SS
Guinea-Bissau^	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Guinea-Bissau^	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Hong Kong Hong Kong	B	2,30,31			4,14,17	1,3,30					2,5		25,26	SS
	E	2,27*,30,31			4,14,17	1,3,30					2,5		25,26	SS
Hungary	B				14,17	1	5				23	1	25,26	SS
Hungary	E				14,17	1	5				23	1	25,26	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Iceland	B				13,14,17,20	1,25	5		7				25,26	SS
Iceland	E				13,14,17,20	1,25	5		7				25,26	SS
India	B	26	24	13,28	4,14	1,10	26		15,17,25		2,19,20		1,25	SS
India	E	26	24	13	4,14	1	26		15,25		2,19,20		25	SS
Indonesia	B	2		28	14,24	1,11,25	1,25**,26**,27-30		17	1,21**			1,25,26	SS
Indonesia	E	2		28	14,24	1,11,25	1,26-30		17	1,21			1,25,26	SS
IrelandT	B													SS
Ireland	E	2			14,17	1	5						22*25,26,29*	SS
Israel	B			12	10*,11,12*, 13*,16*,17	1*,2,30*,31			1	20*,21	4*,5,8*-11*,12			FS
Israel	E			12	10,11,12*, 13*,16,17	1,2,30,31			1	20,21	4,5,8*-10*,11,12			FS
ItalyT	B				14^,17	1							25,26	SS
Italy	E				14,17	1			15				25,26	SS
Ivory Coast	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Ivory Coast	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Jamaica	B	2		1	14,17	23			1,7		16		25,26	SS
Jamaica	E	2		1	14,17	23			1,7		16		25,26	SS
Japan	B	2,3,9		2		3,4,5		17	11	18	9	3,23		SS
Japan	E	2,3,9		20		3,4,5		17	11	18	9	3,23		SS
Jordan	B	1				1,25	25**-28**		31**	1**-4**,21**		30**	25	FS
Jordan	E	1				1,25	25**-28**		31**	1**-4**,21**		30**	25	FS
Kazakhstan	B	2,3		8,21,22,23		1,8,9		6	30	1**			1,18,19	SS
Kazakhstan	E	2,3		8,21,22,23		1,8,9		6	30	1**			1,18,19	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Kenya Kenya	B	2			14,17	1	1,27**				20		12,25,26	SS
	E	2			14,17	1	1,27**				20		12,25,26	SS
Korea, Republic of Korea, Republic of	B	27,30				1,3,5	6		15		3,4-6,9		20,25	SS
	E	27,30				1,3,5	6		15		3,4-6,9		20,25,29	SS
Kuwait Kuwait	B													FS
	E													FS
LatviaT Latvia	B				13*,14,17	1,4	22*,23						25,26	SS
	E				14,17	1,4,5,25	23						25,26	SS
Lebanon Lebanon	B	2,6	9,14		14,25	1,25	26**,27**		15	1**,2**,21**,30**		17*,20	1**,25	SS
	E	2,6	9		14,17	1			15	1**,2**,21**,30**		20	25	SS
LithuaniaT Lithuania	B		16		17	1		6	15			22	25,26	SS
	E		16		14,17	1,25		6	15			22	25,26	SS
LuxembourgT Luxembourg	B				14,17	1						1	25,26	SS
	E				14,17	1						1	25,26	SS
Malawi^ Malawi^	B	2,16		3	14,17	1,15	25**,26**	6					25,26	SS
	E	2,16		3	14,17	1,15	25**,26**	6					25,26	SS
Malaysia Malaysia	B	2,27*,30	1,9			1,10	12,26**,27**		31	1**,21	18**		1,25	SS
	E	2,27*,30	1,9			1,10	12,26**,27**		31	1**,21	18**		1,25	SS
Mali^ Mali^	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Mauritius Mauritius	B	2	1,9,24	29		1	26**				19	1,2	25	SS
	E	2	1,9,24	29		1	26**				19	1,2	25	SS
Mexico Mexico	B		6	20	13,14	1						2,20	12,25	SS
	E		6	20	13,14	1						2,20	12,25	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Morocco Morocco	B	11				1	26**		14,21	1**,22**				SS
	E	11				1	26**		14,21	1**,22**				SS
Namibia Namibia	B	2		21	14,17	1,4,25				25			11,25,26,27	SS
	E	2		21	14,17,27	1,4,25	16		9	25			11,25,26,27	SS
NetherlandsT Netherlands	B				14,17	1							25,26	SS
	E				14,17	1							25,26	SS
New Zealand New Zealand	B	2,3	6		14,17,25		5				23		25,26	SS
	E	2,3	6		14,17,25		5				23		25,26	SS
Niger^ Niger^	B				17	1,25	5,21**,26**			1**		1,15	1**,25	SS
	E				17	1,25	5,21**,26**			1**		1,15	1**,25	SS
Nigeria Nigeria	B	2			14,17	1,29	26**,27**			1**	2		1**,25,26	SS
	E	2			14,17	1,29	26**,27**			1**	2		1**,25,26	SS
Norway Norway	B				12*,13, 14,17	1,17,25	5						25,26	SS
	E				12*,13, 14,17	1,17,25	5						25,26	SS
Oman Oman	B													FS
	E													FS
Pakistan Pakistan	B	2		23		1	26**-28**		14	1**,29**				SS
	E			23		1	26**-28**		14	1**,29**				SS
Panama	B													SS
Panama	E		27,28	1	13,14	1						3,10,28	8,25	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Peru	B													SS
Peru	E													SS
Philippines^	B	2			13,14	1	12		21,28		31	1,30	25	SS
Philippines^	E	2			13,14	1	12		21,28		31	1,30	25	SS
PolandT	B	6			17	1,3	15		15			1	25,26	SS
Poland	E	6			14,17	1,3	15		15			1	25,26	SS
PortugalT	B				14,17	1							25,26	SS
Portugal	E				14,17	1							25,26	SS
Puerto Rico	B													SS
Puerto Rico	E													SS
Qatar	B	1	14	5			25**-27**			1**-3**			18	FS
Qatar	E	1	14	5			25**-27**			1**-3**			18	FS
RomaniaT	B	2,24			17	1	1,5		15			30	1,25,26	SS
Romania	E	2,24			17	1	1,5		15			30	1,25,26	SS
Russia	B													SS
Russia	E	2	23	8		1,8,9	12					6		SS
Saudi Arabia	B						26**-30**			1**-5**				FS
Saudi Arabia	E						26**-30**			1**-5**				FS
Senegal^	B				17	1,25	5,21**,26**		7,15	1**			1**,25	SS
Senegal^	E				17	1,25	5,21**,26**		7,15	1**			1**,25	SS
Serbia	B	2,3	15,16		14,17	1,2						1,15		SS
Serbia	E	2,3	15,16		14,17	1,2						1,15		SS
Singapore	B	2,30			14	1,10	26		9	1	18		25	SS
Singapore	E	2,30			14	1,10	26		9	1	18		25	SS
Slovak RepublicT	B	6			14,17	1,8		5	29	1,15		1,17	25,26	SS
Slovak Republic	E	6			14,17	1,8		5	29	1,15		1,17	25,26	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
SloveniaT Slovenia	B	2	8		17,27	1,2			15		31	1	25,26	SS
	E	2	8		14,17,27	1,2			15		31	1	25,26	SS
South Africa South Africa	B	2		21	14,17,27	1	16		9	25			25,26	SS
	E	2		21	14,17,27	1	16		9	25			25,26	SS
SpainT Spain	B				14,17^	1							25	SS
	E				14,17	1							25	SS
Sri Lanka Sri Lanka	B	12	10,24		10,13,14	1,10,11	8,26		7	1,5	5,18	3	1,25	SS
	E	12,20	10,17,24		10,13,14	1,10,11	8,26		7	1,5	5,18	3	1,25	SS
Srpska, Republic of Srpska, Republic of	B	2,6				1,2								SS
	E	2,6,9			14,17	1,2,9						21		SS
Swaziland^ Swaziland^	B	2			14,17,19,25	1,5				6			25,26	SS
	E	2			14,17,19,25	1,5				6			25,26	SS
Sweden Sweden	B	5*,6			13*,14,17	1,24*,25	6,23					3*	25,26	SS
	E	5*,6			13*,14,17	1,24*,25	6,23					3*	25,26	SS
Switzerland Switzerland	B	2			14,17	1,25	5		1				25,26	SS
	E	2			14,17	1,25	5		1				25,26	SS
Taiwan Taiwan	B	2,27,30,31	1,27,28		3,4	1,29,30					4,9,10			SS
	E	2,25-27,30,31	1,27,28		3,4	1,29,30					4,9,10			SS
Tanzania Tanzania	B	12			7,14,17,26	1	25**	7,26**,27**	8	1**			15**,25,26	SS
	E	12			7,14,17,26	1	25**	7,26**,27**	8	1**			15**,25,26	SS
Thailand Thailand	B	2,3	13		6,13,14	1,5,10		10	14		23		5,11	SS
	E	2,3	13		6,13,14	1,5,10		10	14		23		5,11	SS
Togo^	B				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Togo^	E				17	1,25	5,21**,26**		7,15	1**		1,15	1**,25	SS
Tunisia Tunisia	B			20		1	24**-26**	25		1**,2**,21**			1**	SS
	E			20		1	24**-26**	25		1**,2**,21**			1**	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Turkey Turkey	B					1,19	25**-27**		30,31*	1,4				SS
	E					1,19	25**-27**		30,31*	1,4				SS
Uganda Uganda	B	2,26	16	8	14,17	1	9,26**	7**		13**	9	30	25,26	SS
	E	2,26	16	8	14,17	1	9,26**	7**		13**	9	30	25,26	SS
Ukraine Ukraine	B	2,3,9		8	17	1,2,9	5,28		24		16			SS
	E	2,3,9		8	17	1,2,9	5,28		24		16			SS
United Arab Emirates - ADX United Arab Emirates - ADX	B													FS
	E													FS
United Arab Emirates - DFM United Arab Emirates - DFM	B													FS
	E													FS
United Arab Emirates - DIFC	B													FS
United Arab Emirates - DIFC	E													FS
United Kingdom United Kingdom	B	2			14,17	1,29			28				25,26	SS
	E	2			14,17	1,29			28				22*,25,26,29*	SS
United States United States	B	2,16	20			29		4		4	9	23	25	SS
	E	2,16	20		14	29		3*,4		4		23,24*	25	SS
Uruguay Uruguay	B	6	27,28		13,14,17	1,22	19	18	25		16	2	25	SS
	E	6	27,28		13,14,17	1,22	19	18	25		16	2	25	SS
Venezuela Venezuela	B													SS
	E	9	27,28		13,14,19	1,29	19	3,5,24	14	11	12	6	11,25	SS

2017 Bank (B) and Exchange (E) Holidays for Guide to Custody in World Markets
T   Participant in TARGET, the pan-European real-time gross settlement system for the euro (EUR). Institutional EUR movements can occur on local bank holidays when TARGET is open. However, the recipient account will not be credited until the local bank re-opens.

State Street makes every effort to maintain current information.
However, due to the complexities and changing conditions inherent in the custody practices of each market, we cannot guarantee that this section is complete or accurate in every respect.
Published: December 30, 2016
MARKET		JAN	FEB	MAR	APR	MAY	JUN	JUL	AUG	SEP	OCT	NOV	DEC	CLOSED
Vietnam Vietnam	B	2,26,27,30,31	1		6	1,2				4				SS
	E	2,26,27,30,31	1		6	1,2				4				SS
Zambia Zambia	B	2		8,13	14,17	1,25		3,4	7		18,24		25	SS
	E	2		8,13	14,17	1,25		3,4	7		18,24		25	SS
Zimbabwe Zimbabwe	B	2			14,17,18	1,25			14,15				22,25,26	SS
	E	2			14,17,18	1,25			14,15				22,25,26	SS
TARGET					14,17	1							25,26	SS

KEY:
B: Bank holidays
E: Exchange holidays

FS: Friday and Saturday
SS: Saturday and Sunday

* Early closing
** Date is approximate
^ See holiday exceptions
# Late opening